Condensed Consolidated Statements Of Comprehensive Loss (Parenthetical) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Related Party Income			¥ 334
General and Administrative Expense [Member]
Expense related to related parties	¥ 94	$ 14	¥ 475